Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended				1 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 27, 2013 Subsequent Event [Member]	Dec. 31, 2012 2012 LTIP [Member]	Dec. 31, 2012 Performance Based Restricted Stock Award [Member]	Dec. 31, 2011 Performance Based Restricted Stock Award [Member]	Dec. 31, 2010 Performance Based Restricted Stock Award [Member]	Dec. 31, 2012 Time Based Restricted Stock Awards [Member]	Sep. 30, 2012 Non Employee Directors [Member]	May 31, 2012 Non Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized for issuance		10,000,000					8,000,000
Stock-based compensation expense		$ 0	$ 0	$ 0				$ 11,000,000	$ 6,000,000	$ 5,000,000
Eligible percentage of common stock over the performance period target award minimum		25.00%
Eligible percentage of common stock over the performance period target award maximum		200.00%
Requisite service period (years)		3 years
Restricted stock awards	150,330
Unrestricted stock awards	5,305
Vesting Period								1 year			3 years	1 year	1 year
Restricted stock units were granted to each non-employee director	40,749
Targeted performance criteria		100.00%
Unrecognized compensation expense		13,000,000
Costs recognized, weighted average period (years)		2 years
Stock options outstanding		0	30,925
Stock option expiration (years)		10 years
Options expired, weighted-average exercise price		$ 0.00	$ 20.75
Weighted-average remaining contractual term			11 days
Number of shares of common stock non-employee directors are entitled		1,000
Deferred compensation balance		1,000,000	1,000,000
Ratio of equity to total capitalization		30.00%
Retained earnings		1,077,000,000	1,040,000,000	1,027,000,000	1,236,000,000
Public offering price		$ 19.25				$ 17.39
Underwriting discount		$ 0.67375
Common stock issued						17,922,077
Proceeds used to repay the term loan						312,000,000
Dilutive effect of earnings per share		$ 0.01
Purchases of common stock minimum per calendar month		25
Purchases of common stock maximum per calendar year		$ 200,000
Shares issued and sold under the DRP		2,000,000	2,000,000	2,000,000